SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue, net	$ 9,228,853,000	$ 6,454,402,000	$ 4,345,939,000
Income tax benefit (expense)	34,059,000	13,333,000	(18,130,000)
Interest expense	(61,485,000)	(27,030,000)	(10,523,000)
Depreciation	(120,104,000)	(61,551,000)	(24,634,000)
Amortization of intangible assets	(10,893,000)	(11,404,000)	(11,548,000)
Merger, transaction and other related costs	0	(30,072,000)	(396,000)
Mark to market (losses) gains	(3,049,000)	3,160,000	(1,152,000)
Gain on asset sales	10,316,000	0	0
Impairment of property, plant and equipment	(397,000)	0	(1,210,000)
Produce recalls	(15,809,000)	(17,649,000)	0
Incremental charges on biological assets and inventory and depreciation impact	(41,145,000)	(65,916,000)	0
Other items	627,000	959,000	0
Net income	111,690,000	16,808,000	71,252,000
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax benefit (expense)	(5,623,000)	(27,297,000)	(22,329,000)
Interest expense	(1,731,000)	(18,282,000)	(34,631,000)
Depreciation	(8,072,000)	(30,390,000)	(45,135,000)
Amortization of intangible assets	(2,542,000)	(3,218,000)	(2,895,000)
Other items	(186,000)	2,039,000	(7,706,000)
Legacy Dole
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	0	93,353,000	114,117,000
Fresh Fruit
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	212,175,000	26,965,000	0
Diversified Fresh Produce – EMEA
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	114,718,000	128,098,000	105,089,000
Diversified Fresh Produce – Americas & ROW
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	44,277,000	41,737,000	32,335,000
Fresh Vegetables
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	(33,446,000)	(27,000)	0
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	9,371,279,000	6,491,759,000	4,345,939,000
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	3,047,149,000	1,133,038,000	0
Operating Segments | Diversified Fresh Produce – EMEA
Segment Reporting Information [Line Items]
Total revenue, net	3,152,561,000	3,383,009,000	3,119,746,000
Operating Segments | Diversified Fresh Produce – Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	1,965,667,000	1,465,025,000	1,226,193,000
Operating Segments | Fresh Vegetables
Segment Reporting Information [Line Items]
Total revenue, net	1,205,902,000	510,687,000	0
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (142,426,000)	$ (37,357,000)	$ 0